Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Basis of Presentation/Summary of Significant Accounting Policies [Abstract]
Schedule of stock-based compensation charges
	For the Three Months Ended March 31,
	2017	2016
Compensation and related benefits	$262	$338
Professional and legal fees	14	26
Acquisition transaction costs	7	—
Totals	$283	$364

	Years Ended December 31,
	2016	2015
Compensation and related benefits	$1,306	$956
Professional and legal fees	71	468
Totals	$1,377	$1,424

Schedule of number of common shares and common share equivalents excluded from the calculation of diluted net loss per common share
	For the Three Months Ended March 31,
	2017	2016
Options	381,330	321,141
Warrants	287,417	37,417
Shares accrued but not issued	1,000	122,800
Convertible preferred stock	100,000	—
Convertible debenture	253,333	—
Totals	1,023,080	481,358

	Years Ended December 31,
	2016	2015
Options	366,859	316,870
Warrants	287,417	37,417
Shares accrued but not issued	18,905	122,800
Convertible preferred stock	100,000	--
Convertible debenture	253,333	--
Totals	1,026,514	477,087